Preferred and Common Stock (Composition of Preferred Stock) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Class of Stock [Line Items]
Aggregate amount			¥ 914,752
Number of shares Authorized		4,214,752,000	4,214,752,000
Number of shares Issued			914,752,000
Number of shares In treasury		21,895,432	10,929,211
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury			815,828,400
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	[1]		¥ 914,752
Number of shares Authorized	[1]		914,752,000
Number of shares Issued	[1]		914,752,000
Eleventh series class XI preferred stock | Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	[1]		815,828,400
First series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Second series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Third series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Fourth series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
First series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000
Second series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000
Third series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000
Fourth series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000
First series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000
Second series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000
Third series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000
Fourth series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000
Class XI preferred stock
Class of Stock [Line Items]
Number of shares Authorized		914,752,000

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
[2]	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
[3]	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
[4]	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.